o MS *PA

                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                  FRANKLIN MUTUAL SERIES FUND INC. - CLASS Z
                DATED MAY 1, 1998, AS AMENDED NOVEMBER 1, 1998

The prospectus is amended as follows:

 I.  As of January 1, 1999, each fund offers four classes of shares: Class
     A, Class B, Class C and Class Z. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A.

 II. The following paragraphs are added under "What Are the Risks of Investing in the Funds?":

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Franklin Mutual considers.

     Franklin Mutual will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Franklin Mutual, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

     If a company in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

III. Under the section "Who Manages the Funds?", the following replaces the section "Year 2000 Issue":

     YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Franklin Mutual, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The funds could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     Franklin Mutual and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Franklin Mutual may have no control.

 IV. Under "How Are the Funds Organized?", the first paragraph is replaced with the following:

     Each fund is a diversified series of Mutual Series, an open-end management investment company, commonly called a mutual fund. Mutual Series was organized as a Maryland corporation on November 12, 1987, and is registered with the SEC. Each Fund offers four classes of shares:
     Mutual Shares Fund - Class A, Mutual Shares Fund - Class B, Mutual Shares Fund - Class C and Mutual Shares Fund - Class Z; Mutual Qualified Fund - Class A, Mutual Qualified Fund - Class B, Mutual Qualified Fund - Class C and Mutual Qualified Fund - Class Z; Mutual Beacon Fund - Class A, Mutual Beacon Fund - Class B, Mutual Beacon Fund - Class C and Mutual Beacon Fund - Class Z; Mutual European Fund - Class A, Mutual European Fund - Class B, Mutual European Fund - Class C and Mutual European Fund
     - Class Z; Mutual Discovery Fund - Class A, Mutual Discovery Fund - Class B, Mutual Discovery Fund - Class C and Mutual Discovery Fund - Class Z; and Mutual Financial Services Fund - Class A, Mutual Financial Services Fund - Class B, Mutual Financial Services Fund - Class C and Mutual Financial Services Fund - Class Z. Additional series and classes of shares may be offered in the future.

 V. In step 2 under "How Do I Buy Shares? - Opening Your Account," the minimum investment to add to your account is changed from $25 to $50.

 VI. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the funds. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

VII. In the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?", the third item is replaced with the following:

   Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

VIII.  In the "By Phone" section of the chart under "How Do I Sell Shares?",

     (a) the first bulleted item is replaced with the following:

   If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

  IX. Under "Transaction Procedures and Special Requirements,"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the funds accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) and the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

  X. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Class Z" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND CLASS Z - Each fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Class Z." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.



              Please keep this supplement for future reference.




    MS *SAA


                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                  FRANKLIN MUTUAL SERIES FUND INC. - CLASS Z
                              DATED MAY 1, 1998

The Statement of Additional Information is amended as follows:

 I.  As of January 1, 1999, each fund offers four classes of shares: Class
     A, Class B, Class C and Class Z. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A.

 II. The section "Nonfundamental Policies," found under "Restrictions and Limitations," is deleted.

 III.The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

   IV. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

  V. In the "Useful Terms and Definitions" section, the definition of "Class I, Class II and Class Z" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND CLASS Z - Each fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Class Z." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.


              Please keep this supplement for future reference.